EQUITY	12 Months Ended
Dec. 31, 2023
Equity [abstract]
EQUITY	EQUITY
The partnership’s consolidated equity interests include LP Units held by the public and Brookfield, GP Units held by Brookfield, Redemption-Exchange Units held by Brookfield, Special LP Units held by Brookfield and BBUC exchangeable shares held by the public and Brookfield, collectively, “Units” or “Unitholders” as described in Note 1, and $740 million of preferred securities held by Brookfield. As at December 31, 2023, Brookfield owns approximately 65.5% of the partnership on a fully exchanged basis, assuming the exchange of all of the Redemption-Exchange Units and BBUC exchangeable shares. The partnership’s sole direct investment consists of 74,281,767 Managing General Partner Units of the Holdings LP (2022: 74,612,507), through which the partnership holds all of its interests in its operating businesses.
For the year ended December 31, 2023, the partnership made distributions on the LP Units, GP Units, Redemption-Exchange Units and BBUC exchangeable shares of $54 million, or approximately $0.25 per Unit (2022: $50 million). For the year ended December 31, 2023, the partnership made distributions and capital repayments to others who have interests in operating subsidiaries of $4,310 million (2022: $2,419 million), primarily as a result of the proceeds distributed from the previously announced sale of our nuclear technology services operation and other asset sales completed during the year, combined with the distribution of proceeds from syndication to institutional partners of the partnership’s dealer and technology services operation.
(a)GP and LP Units
LP Units entitle the holder to their proportionate share of distributions. GP Units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The GP Units are not quantitatively material to the consolidated financial statements and therefore have not been separately presented on the consolidated statements of financial position.
The following table provides a continuity of GP Units and LP Units outstanding for the years ended December 31, 2023 and 2022:

	GP Units		LP Units		Total
UNITS	2023	2022	2023	2022	2023	2022
Authorized and issued
Opening balance	4	4	74,612,503	77,085,493	74,612,507	77,085,497
Repurchased and canceled	—	—	(331,875)	(2,525,490)	(331,875)	(2,525,490)
Conversion from BBUC exchangeable shares	—	—	1,135	52,500	1,135	52,500
Balance as at December 31	4	4	74,281,763	74,612,503	74,281,767	74,612,507
The weighted average number of LP Units outstanding for the year ended December 31, 2023 was 74.5 million (2022: 75.3 million).
During the year ended December 31, 2023, the partnership repurchased and canceled 331,875 LP Units (2022: 2,525,490).
Managing General Partner Units of the Holding LP are repurchased and canceled in connection with the repurchase and cancellation of LP Units. During the year ended December 31, 2023, 331,875 Managing General Partner Units (2022: 2,525,490) were repurchased and canceled in connection with repurchase and cancellation of 331,875 LP Units (2022: 2,525,490 LP Units).
Net income (loss) attributable to limited partnership unitholders was $482 million for the year ended December 31, 2023 (2022: net income of $36 million).
(b)Redemption-Exchange Units held by Brookfield

	Redemption-Exchange Units held by Brookfield
UNITS	2023	2022
Authorized and issued
Opening balance	69,705,497	69,705,497
Balance as at December 31	69,705,497	69,705,497
The weighted average number of Redemption-Exchange Units outstanding for the year ended December 31, 2023 was 69.7 million (2022: 69.7 million).
As at December 31, 2023, the Holding LP had issued 69.7 million Redemption-Exchange Units to Brookfield. Both the LP Units and GP Units issued by Brookfield Business Partners L.P. and the Redemption-Exchange Units issued by the Holding LP have the same economic attributes in all respects, except as noted below.
The Redemption-Exchange Units may, at the request of Brookfield, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain customary adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redemption-Exchange Units for LP Units, the Redemption-Exchange Units are required to be redeemed for cash. The Redemption-Exchange Units are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this redemption right is subject to the partnership’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the Redemption-Exchange Units are classified as equity in accordance with IAS 32, Financial instruments: presentation (“IAS 32”).
(c)BBUC exchangeable shares

	BBUC exchangeable shares
SHARES	2023	2022
Opening balance	72,955,585	—
Special distribution	—	73,088,510
Converted to class C shares	—	(80,425)
Converted to LP Units	(1,135)	(52,500)
Balance as at December 31	72,954,450	72,955,585
On March 15, 2022, the partnership completed a special distribution whereby Unitholders as of the Record Date received one BBUC exchangeable share, for every two Units held. The special distribution resulted in the issuance of 73 million BBUC exchangeable shares to public unitholders and Brookfield. Both the LP Units and GP Units issued by the partnership and the BBUC exchangeable shares issued by BBUC have the same economic attributes in all respects, except as noted below.
Each BBUC exchangeable share is exchangeable at the option of the holder for one LP Unit (subject to adjustment to reflect certain capital events) or for cash in an amount equal to the market value of one of the partnership’s LP Units. The partnership may elect to satisfy the exchange obligation by acquiring such tendered BBUC exchangeable shares for an equivalent number of LP Units or its cash equivalent. The partnership intends to satisfy any exchange requests on the BBUC exchangeable shares through the delivery of LP Units rather than cash. The BBUC exchangeable shares are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this exchange right is subject to the partnership’s right, at its sole discretion, to satisfy the exchange request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the BBUC exchangeable shares are classified as equity in accordance with IAS 32.
During the year ended December 31, 2023, 1,135 BBUC exchangeable shares were exchanged into LP Units (2022: 52,500).
An additional Managing General Partner Unit is issued to the partnership each time an LP Unit is issued, including when a BBUC exchangeable Share is exchanged by the holder thereof for an LP Unit. During the year ended December 31, 2023, 1,135 Managing General Partner Units (2022: 52,500) were issued to the partnership in connection with exchange of 1,135 BBUC exchangeable shares into LP units (2022: 52,500).
(d)Special limited partner units held by Brookfield

	Special Limited Partner Units held by Brookfield
UNITS	2023	2022
Authorized and issued
Opening balance	4	4
Balance as at December 31	4	4
The weighted average number of special limited partner units outstanding for the year ended December 31, 2023 was 4 (2022: 4).
In its capacity as the holder of the Special LP Units of the Holding LP, the special limited partner is entitled to incentive distributions which are calculated quarterly as 20% of the increase in the market value of the LP Units on a fully exchanged basis (assuming the exchange of all of the Redemption-Exchange Units and BBUC exchangeable shares) over an initial threshold based on the volume-weighted average price of the LP Units, subject to a high-water mark.
In order to account for the dilutive effect of the special distribution which occurred on March 15, 2022, the incentive distribution threshold was reduced by one-third, commensurate with the distribution ratio of one (1) BBUC exchangeable share for every two (2) LP Units. Accordingly, the resulting incentive distribution threshold is $31.53 per LP Unit following the completion of the special distribution.
During the three months ended December 31, 2023, the volume-weighted average price was $15.48 per LP Unit, which was below the current incentive distribution threshold of $31.53 per LP Unit, resulting in an incentive distribution of $nil (2022: $nil). For the twelve months ended December 31, 2023, total incentive distributions were $nil (2022: $nil).
(e)Preferred securities held by Brookfield

	Preferred securities held by Brookfield
($US MILLIONS)	2023	2022
Authorized and issued	$1,490	$15
Subscriptions during the year	—	1,475
Redemptions during the year	(750)	—
Balance as at December 31	$740	$1,490
Brookfield has subscribed for an aggregate of $15 million of preferred shares of three subsidiaries of the partnership. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of their redemption value per annum as and when declared by the board of the directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of their issuance. The partnership is not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity instruments of the applicable issuer entities and are reflected as a component of non-controlling interests in the consolidated statements of financial position and changes in equity.
The partnership entered into an additional commitment agreement with Brookfield in 2022, whereby Brookfield agreed to subscribe for up to $1.5 billion of perpetual preferred equity securities of subsidiaries of the partnership. The preferred securities are redeemable at the option of Brookfield to the extent the partnership completes asset sales, financings or equity issuances. These perpetual preferred securities are presented as equity instruments in accordance with IAS 32, and accordingly the partnership has classified them as a component of non-controlling interests in the consolidated statements of financial position and changes in equity. As at December 31, 2023, the amount subscribed from subsidiaries of the partnership was $725 million with an annual dividend 7% (2022: $1,475 million). On November 7, 2023, $750 million of perpetual preferred equity securities were redeemed. The remaining capacity available on the commitment agreement with Brookfield is $25 million.